As filed with the Securities and Exchange Commission on April 1, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2011

Date of reporting period:  January 31, 2011

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.79%
	Aerospace - 2.23%
1,400	Northrop Grumman Corp.	$97,020
	Air Transport - 1.86%
900	FedEx Corp.	81,288
	Aluminum - 0.08%
200	Alcoa Inc.	3,314
	Banks: Diversified - 2.14%
6,800	Bank of America Corp.	93,364
	Beverage: Soft Drinks - 0.72%
500	Coca-Cola Co.	31,425
	Chemicals: Diversified - 2.84%
1,600	BASF SE - ADR	123,680
	Computer Services, Software & Systems - 13.65%
10,900	CA Inc.	259,420
6,900	Microsoft Corp.	191,303
4,500	Oracle Corp.	144,135
		594,858
	Consumer Lending - 4.52%
4,900	Cash America International, Inc.	197,127
	Consumer Services: Miscellaneous - 1.88%
2,700	eBay Inc. (a)	81,972
	Diversified Financial Services - 3.28%
11,000	Citigroup Inc. (a)	53,020
2,000	JPMorgan Chase & Co.	89,880
		142,900
	Diversified Retail - 1.93%
1,500	Wal-Mart Stores, Inc.	84,105
	Electronics Components - 1.50%
1,810	Tyco Electronics Ltd.	65,576
	Engineering & Contracting Services - 2.25%
800	Fluor Corp.	55,352
1,330	KBR, Inc.	42,693
		98,045
	Financial Data & Systems - 3.97%
500	Mastercard, Inc. - Class A	118,255
2,700	Western Union Co.	54,756
		173,011
	Foods - 1.59%
300	ConAgra Foods, Inc.	6,699
3,800	Tyson Foods, Inc. - Class A	62,510
		69,209
	Homebuilding - 2.48%
6,802	Lennar Corp. - Class B	107,948
	Insurance: Life - 8.83%
60,800	CNO Financial Group, Inc. (a)	384,864
	Insurance: Property-Casualty - 4.73%
9,000	XL Group PLC	206,280
	Oil: Integrated - 3.75%
2,300	Royal Dutch Shell PLC - ADR	163,277
	Oil Well Equipment & Services - 1.62%
1,300	Ensco PLC - ADR	70,642
	Pharmaceuticals - 11.19%
3,800	Eli Lilly & Co.	132,126
3,200	Merck & Co., Inc.	106,144
9,500	Pfizer, Inc.	173,090
1,400	Watson Pharmaceuticals, Inc. (a)	76,328
		487,688
	Scientific Instruments: Control & Filter - 1.15%
400	Flowserve Corp.	49,996
	Specialty Retail - 2.45%
2,900	Home Depot, Inc.	106,633
	Steel - 1.79%
1,900	Carpenter Technology Corp.	78,185
	Telecommunications Equipment - 3.06%
4,700	Vodafone Group PLC - ADR	133,292
	Tobacco - 5.65%
4,300	Philip Morris International, Inc.	246,132
	Utilities: Electrical - 8.65%
2,100	Alliant Energy Corp.	78,036
2,800	American Electric Power Co., Inc.	99,904
3,300	Exelon Corp.	140,283
1,100	NextEra Energy, Inc.	58,806
		377,029
	TOTAL COMMON STOCKS (Cost $3,325,335)	4,348,860

	SHORT-TERM INVESTMENTS - 0.11%
2,378	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.10% (b)	2,378
2,377	First American Tax Free Obligations Fund - Class Z, 0.01% (b)	2,377
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,755)	4,755

	Total Investments in Securities (Cost $3,330,090) - 99.90%	4,353,615
	Other Assets in Excess of Liabilities - 0.10%	4,477
	NET ASSETS - 100.00%	$4,358,092

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) Rate shown is the 7-day yield as of January 31, 2011.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.64%
	Aluminum - 1.04%
2,000	Kaiser Aluminum Corp.	$95,420
	Asset Management & Custodian - 5.28%
9,997	Virtus Investment Partners, Inc. (a)	482,555
	Banks: Diversified - 3.48%
56,599	Park Sterling Bank (a)	317,520
	Commercial Vehicles & Parts - 1.07%
6,400	Miller Industries, Inc.	97,664
	Consumer Lending - 7.07%
17,000	EZcorp, Inc. - Class A (a)	457,300
8,400	Nelnet, Inc. - Class A	188,328
		645,628
	Containers & Packaging - 5.61%
29,833	UFP Technologies, Inc. (a)	511,934
	Diversified Manufacturing Operations - 1.48%
8,600	A. M. Castle & Co. (a)	134,934
	Engineering & Contracting Services - 2.81%
27,671	Argan, Inc. (a)	256,510
	Financial Data & Systems - 2.89%
86,400	Global Cash Access Holdings, Inc. (a)	263,520
	Foods - 3.41%
52,284	Overhill Farms, Inc. (a) (d)	311,613
	Health Care Facilities - 1.42%
19,500	Tenet Healthcare Corp. (a)	129,675
	Homebuilding - 3.34%
19,200	Lennar Corp. - Class B	304,704
	Household Furnishings - 1.82%
34,557	Crown Crafts, Inc. (d)	165,874
	Insurance: Life - 7.46%
107,700	CNO Financial Group, Inc. (a)	681,741
	Insurance: Property-Casualty - 5.02%
20,000	XL Group PLC	458,400
	Leisure Time - 2.08%
12,102	Interval Leisure Group, Inc. (a)	189,638
	Machinery: Industrial - 5.33%
28,200	Armtec Infrastructure Trust Unit (b)	486,921
	Medical & Dental Instruments & Supplies - 1.66%
19,000	Matrixx Initiatives, Inc. (a)	151,810
	Oil Well Equipment & Services - 1.19%
13,600	Global Industries, Ltd. (a)	109,004
	Paper - 1.88%
10,100	Kapstone Paper and Packaging Corp. (a)	172,003
	Pharmaceuticals - 2.21%
3,700	Watson Pharmaceuticals, Inc. (a)	201,724
	Radio & TV Broadcasters - 3.57%
30,430	Global Traffic Network, Inc. (a)	326,514
	Real Estate - 5.14%
17,000	MI Developments, Inc. - Class A	469,540
	Real Estate Investment Trusts (REITs) - 3.89%
64,357	CapLease, Inc.	355,251
	Rental & Leasing Services: Consumer - 1.82%
5,600	Rent-A-Center, Inc.	166,544
	Restaurants - 8.64%
34,100	Boston Pizza Royalties Income Fund (b)	513,875
5,600	Famous Dave's of America, Inc. (a)	56,336
25,300	Second Cup Royalty Income Fund Unit (b) (d)	218,550
		788,761
	Steel - 2.48%
5,500	Carpenter Technology Corp.	226,325
	Sugar - 0.88%
6,700	Imperial Sugar Co.	80,266
	Textiles, Apparel & Shoes - 0.10%
2,420	Hampshire Group, Ltd. (a) (d)	9,196
	Utilities: Electrical - 3.57%
6,300	Alliant Energy Corp.	234,108
4,100	Portland General Electric Co.	91,594
		325,702
	TOTAL COMMON STOCKS (Cost $6,502,529)	8,916,891

	SHORT-TERM INVESTMENTS - 2.44%
111,240	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.10% (c)	111,240
111,240	First American Tax Free Obligations Fund - Class Z, 0.01% (c)	111,240
	TOTAL SHORT-TERM INVESTMENTS (Cost $222,480)	222,480

	Total Investments in Securities (Cost $6,725,009) - 100.08%	9,139,371
	Liabilities in Excess of Other Assets - (0.08)%	(7,501)
	NET ASSETS - 100.00%	$9,131,870

(a) Non-income producing security.
(b) Foreign issued security.
(c) Rate shown is the 7-day yield as of January 31, 2011.
(d) Security is considered illiquid. As of January 31, 2011, the value of these investments was $705,233 or 7.72% of net assets.
		Dates
Security	Shares	Acquired	Cost Basis
Crown Crafts, Inc.	34,557	6/07-12/10	$130,710
Hampshire Group, Ltd.	2,420	6/07-10/07	$37,579
Overhill Farms, Inc.	52,284	12/09-12/10	$252,234
Second Cup Royalty Income Fund Unit	25,300	11/08-12/10	$160,697

Huber Capital Funds
Notes to Schedule of Investments
January 31, 2011 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in other mutual funds are valued at their net asset value per share. Short-term securities having a maturity of less than 60 days are valued at their amortized cost, which approximates market value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2011:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$380,658	$—	$—	$380,658
Consumer Staples	346,766	—	—	346,766
Energy	233,919	—	—	233,919
Financial Services	1,197,546	—	—	1,197,546
Health Care	487,688	—	—	487,688
Materials & Processing	205,179	—	—	205,179
Producer Durables	326,349	—	—	326,349
Technology	793,726	—	—	793,726
Utilities	377,029	—	—	377,029
Total Common Stocks	4,348,860	—	—	4,348,860
Short-Term Investments	4,755	—	—	4,755
Total Investments in Securities	$4,353,615	$—	$—	$4,353,615

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,557,611	$393,620	$—	$1,951,231
Consumer Staples	80,266	311,613	—	391,879
Energy	109,004	—	—	109,004
Financial Services	3,674,155	—	—	3,674,155
Health Care	483,209	—	—	483,209
Materials & Processing	1,005,682	—	—	1,005,682
Producer Durables	976,029	—	—	976,029
Utilities	325,702	—	—	325,702
Total Common Stocks	8,211,658	705,233	—	8,916,891
Short-Term Investments	222,480	—	—	222,480
Total Investments in Securities	$8,434,138	$705,233	$—	$9,139,371

Refer to the Funds’ Schedules of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2011, the Funds recognized no significant transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the quarter ended January 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

Equity Income Fund

Cost of investments	$3,457,449

Gross unrealized appreciation	$907,296
Gross unrealized depreciation	(11,130)
Net unrealized appreciation	$896,166

Small Cap Value Fund

Cost of investments	$6,774,466

Gross unrealized appreciation	$2,610,461
Gross unrealized depreciation	(245,556)
Net unrealized appreciation	$2,364,905

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    3/30/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    3/30/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    3/30/2011

* Print the name and title of each signing officer under his or her signature.